Investment Quality Bond Trust Investment Objectives and Goals - Investment Quality Bond Trust	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Investment Quality Bond Trust
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To provide a high level of current income consistent with the maintenance of principal and liquidity.